Offerings - Offering: 1	Sep. 11, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 35,845,342
Amount of Registration Fee	$ 5,487.92
Offering Note	None